Investments in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2025
Investments In Associates And Joint Ventures
Schedule of investment in associated and joint ventures

Associates and joint ventures	% ownership	December 31, 2024	Equity results in income statement	Dividends declared	Translation adjustment	Other	June 30, 2025
Iron Solutions
Anglo American Minério de Ferro Brasil S.A	15.00	663	31	(37)	-	4	661
Companhia Coreano-Brasileira de Pelotização	50.00	75	7	(6)	10	–	86
Companhia Hispano-Brasileira de Pelotização	50.89	42	4	(4)	6	(1)	47
Companhia Ítalo-Brasileira de Pelotização	50.90	61	4	–	9	5	79
Companhia Nipo-Brasileira de Pelotização	51.00	129	10	–	18	1	158
MRS Logística S.A.	49.01	591	66	–	83	(1)	739
VLI S.A.	29.60	341	36	(15)	45	–	407
Samarco Mineração S.A. (note 24)	50.00	–	–	–	–	–	–
Vale Oman Distribution Center	50.00	616	13	(20)	–	–	609
Other	–	20	–	–	1	(21)	–
		2,538	171	(82)	172	(13)	2,786
Energy Transition Metals
PT Vale Indonesia Tbk	33.88	1,885	(7)	(12)	–	–	1,866
		1,885	(7)	(12)	–	–	1,866
Others
Aliança Norte Energia Participações S.A.	51.00	74	(10)	–	9	–	73
Other		50	2	(1)	7	1	59
		124	(8)	(1)	16	1	132
Equity results in associates and joint ventures		4,547	156	(95)	188	(12)	4,784
Other results in associates and joint ventures (i)			(165)
Equity results and other results in associates and joint ventures			(9)

(i) It refers substantially to the addition in the provision related to Samarco dam failure (note 24b).